Foreign Exchange, Net (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Schedule of Foreign exchange gain (loss), net

	12.31.2024	12.31.2023	12.31.2022
Tax credits	(39.8)	10.8	3.4
Trade accounts receivable and contract assets	(45.7)	11.8	41.6
Cash and cash equivalents and financial investments	0.9	(10.0)	4.4
Others assets	(14.9)	8.9	(12.3)
Contract liabilities	4.4	(0.3)	—
Loans and financing	3.6	(0.4)	0.3
Provisions	40.3	(14.5)	(6.5)
Taxes and charges payable	9.7	(3.2)	(1.4)
Other payables	3.4	(1.0)	(6.6)
Suppliers	19.8	(7.5)	(1.0)
Provisions for contingencies	9.6	(4.3)	(2.1)
Others liabilities	—	2.6	5.0

Foreign exchange	(8.7)	(7.1)	24.8

Derivative financial instruments	2.7	6.6	3.4

Foreign exchange gain (loss), net	(6.0)	(0.5)	28.2